Quarterly Holdings Report
for

Fidelity® SAI Low Duration Income Fund

November 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

LDI-QTLY-0121
1.9899559.100

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.1%
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.496% 9/1/21 (a)(b)	$4,252,000	$4,256,838
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6413% 3/4/22 (a)(b)	21,838,000	21,905,043
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8254% 3/22/22 (a)(b)	5,051,000	5,083,816

TOTAL COMMUNICATION SERVICES		31,245,697

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 2.7%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 0.4236% 2/12/21 (a)(b)	24,847,000	24,855,119
0.4% 10/21/22	6,541,000	6,548,501
3.15% 1/8/21	2,897,000	2,905,461
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6305% 4/12/21 (a)(b)(c)	12,568,000	12,580,391
3 month U.S. LIBOR + 0.500% 0.7136% 8/13/21 (a)(b)(c)	6,473,000	6,487,518
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8948% 11/5/21 (a)(b)(c)	792,000	795,066
3 month U.S. LIBOR + 0.900% 1.121% 2/15/22 (a)(b)(c)	18,837,000	18,961,428
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0795% 4/9/21 (a)(b)	5,953,000	5,960,225
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2656% 11/17/23 (a)(b)	8,000,000	8,007,040
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (c)	15,450,000	15,471,451
2.5% 9/24/21 (c)	5,488,000	5,576,543
		108,148,743
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	14,336,000	14,655,159

TOTAL CONSUMER DISCRETIONARY		122,803,902

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.2%
Walmart, Inc. 3.125% 6/23/21	6,221,000	6,321,712
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7701% 4/16/21 (a)(b)	8,024,000	8,037,890
Tobacco - 0.8%
Philip Morris International, Inc.:
1.875% 2/25/21	22,776,000	22,833,359
4.125% 5/17/21	8,442,000	8,591,387
		31,424,746

TOTAL CONSUMER STAPLES		45,784,348

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC 3.062% 3/17/22	4,814,000	4,988,264
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.105% 5/11/23 (a)(b)	15,141,000	15,421,732
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.551% 8/16/22 (a)(b)	16,722,000	16,771,997
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.8404% 2/15/24 (a)(b)	13,500,000	13,510,598
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.0741% 1/13/23 (a)(b)	2,872,000	2,777,524
		53,470,115
FINANCIALS - 46.8%
Banks - 27.7%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 0.6278% 1/19/21 (a)(b)(c)	28,005,000	28,018,554
3 month U.S. LIBOR + 0.570% 0.803% 8/27/21 (a)(b)(c)	13,417,000	13,464,282
Bank of America Corp.:
0.81% 10/24/24 (a)	10,000,000	10,039,030
2.625% 4/19/21	6,841,000	6,901,611
2.738% 1/23/22 (a)	25,660,000	25,748,460
2.816% 7/21/23 (a)	5,555,000	5,765,009
2.881% 4/24/23 (a)	21,130,000	21,823,982
3.004% 12/20/23 (a)	10,300,000	10,820,586
3.124% 1/20/23 (a)	12,972,000	13,360,568
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.6495% 9/10/21 (a)(b)	12,584,000	12,617,713
3 month U.S. LIBOR + 0.460% 0.6841% 4/13/21 (a)(b)	3,547,000	3,552,640
3 month U.S. LIBOR + 0.570% 0.8033% 3/26/22 (a)(b)	13,951,000	14,034,329
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 0.5198% 1/8/21 (a)(b)	6,300,000	6,302,032
1.95% 2/1/23	10,000,000	10,327,400
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (c)	15,640,000	15,804,863
2.5% 4/13/21 (c)	12,443,000	12,544,979
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 0.6841% 1/11/21 (a)(b)	34,409,000	34,412,925
1.7% 5/12/22	1,768,000	1,799,347
2.65% 1/11/21	13,478,000	13,485,780
Barclays PLC 4.61% 2/15/23 (a)	6,488,000	6,789,043
BB&T Corp. 2.05% 5/10/21	18,784,000	18,907,551
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9803% 6/11/21 (a)(b)	15,720,000	15,764,988
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.603% 8/7/21 (a)(b)(c)	14,768,000	14,799,858
BPCE SA 3 month U.S. LIBOR + 0.300% 0.5289% 1/14/22 (a)(b)(c)	14,548,000	14,566,437
Capital One Bank NA 2.014% 1/27/23 (a)	20,345,000	20,695,421
Capital One NA 2.25% 9/13/21	3,156,000	3,198,012
Citibank NA 3 month U.S. LIBOR + 0.600% 0.8238% 5/20/22 (a)(b)	17,627,000	17,659,035
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9529% 11/4/22 (a)(b)	14,386,000	14,443,832
2.312% 11/4/22 (a)	4,669,000	4,749,167
3.142% 1/24/23 (a)	5,000,000	5,150,028
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 0.6158% 5/3/21 (a)(b)(c)	11,600,000	11,616,079
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5078% 4/16/21 (a)(b)	6,064,000	6,113,608
3.45% 4/16/21	28,110,000	28,432,703
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6548% 7/26/21 (a)(b)	8,009,000	8,026,323
3 month U.S. LIBOR + 0.640% 0.8544% 2/1/22 (a)(b)	4,022,000	4,045,855
Huntington Bancshares, Inc. 3.15% 3/14/21	4,081,000	4,104,114
Huntington National Bank 3 month U.S. LIBOR + 0.550% 0.7748% 2/5/21 (a)(b)	17,297,000	17,305,700
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.348% 6/7/21 (a)(b)	6,276,000	6,304,345
2.55% 3/1/21	16,323,000	16,384,374
2.776% 4/25/23 (a)	11,800,000	12,187,077
3.514% 6/18/22 (a)	14,243,000	14,483,260
4.35% 8/15/21	23,862,000	24,533,073
4.625% 5/10/21	8,275,000	8,431,161
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.8744% 2/1/22 (a)(b)	13,650,000	13,736,532
3 month U.S. LIBOR + 0.810% 1.0226% 11/22/21 (a)(b)	6,915,000	6,965,984
Lloyds Bank PLC 3.3% 5/7/21	4,226,000	4,280,769
Lloyds Banking Group PLC:
3% 1/11/22	1,980,000	2,035,797
3.1% 7/6/21	3,079,000	3,129,335
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 0.4848% 1/25/21 (a)(b)	2,589,000	2,589,801
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8648% 7/26/21 (a)(b)	12,010,000	12,049,406
3 month U.S. LIBOR + 0.700% 0.948% 3/7/22 (a)(b)	15,883,000	15,975,806
2.95% 3/1/21	24,161,000	24,320,704
3.218% 3/7/22	4,789,000	4,961,130
3.535% 7/26/21	12,160,000	12,407,794
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1644% 2/28/22 (a)(b)	6,174,000	6,231,671
3 month U.S. LIBOR + 1.140% 1.3891% 9/13/21 (a)(b)	6,528,000	6,580,686
3 month U.S. LIBOR + 1.480% 1.7041% 4/12/21 (a)(b)(c)	2,828,000	2,842,536
2.632% 4/12/21 (c)	1,525,000	1,537,819
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8495% 3/7/22 (a)(b)	15,852,000	15,931,547
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6718% 12/9/22 (a)(b)	16,213,000	16,260,342
1.743% 2/24/23 (a)	7,044,000	7,170,684
Rabobank Nederland 3.875% 2/8/22	4,951,000	5,158,546
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6448% 4/26/21 (a)(b)	20,596,000	20,629,668
3 month U.S. LIBOR + 0.830% 1.0541% 1/10/22 (a)(b)	9,258,000	9,333,492
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6044% 4/30/21 (a)(b)	11,097,000	11,112,813
3 month U.S. LIBOR + 0.400% 0.6148% 1/25/21 (a)(b)	29,976,000	29,993,326
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5346% 10/26/23 (a)(b)	15,700,000	15,720,460
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.652% 5/17/21 (a)(b)(c)	11,987,000	12,006,151
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,585,000	15,877,541
2.934% 3/9/21	14,779,000	14,884,818
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6749% 5/24/21 (a)(b)	22,199,000	22,242,104
Synovus Bank 2.289% 2/10/23 (a)	2,307,000	2,335,783
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.5161% 3/17/21 (a)(b)	9,476,000	9,482,861
3 month U.S. LIBOR + 0.530% 0.776% 12/1/22 (a)(b)	12,858,000	12,956,914
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5355% 9/28/23 (a)(b)	7,342,000	7,353,525
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.565% 1/27/23 (a)(b)	15,810,000	15,854,645
2.5% 12/14/20	5,561,000	5,565,295
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.8044% 8/2/22 (a)(b)	9,332,000	9,360,362
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.8162% 3/9/23 (a)(b)	14,724,000	14,830,818
Truist Financial Corp. 2.2% 3/16/23	9,180,000	9,534,913
U.S. Bancorp 2.35% 1/29/21	12,458,000	12,476,879
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3886% 1/21/22 (a)(b)	16,596,000	16,610,486
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.020% 1.2398% 7/26/21 (a)(b)	10,718,000	10,783,916
2.5% 3/4/21	26,987,000	27,138,937
3.069% 1/24/23	10,000,000	10,288,084
4.6% 4/1/21	4,620,000	4,685,241
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 0.5469% 1/15/21 (a)(b)	2,985,000	2,985,965
3 month U.S. LIBOR + 0.620% 0.853% 5/27/22 (a)(b)	26,723,000	26,787,038
2.082% 9/9/22 (a)	9,426,000	9,548,339
		1,084,062,397
Capital Markets - 8.0%
Bank of New York Mellon Corp. 2.05% 5/3/21	5,891,000	5,927,147
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5347% 2/4/22 (a)(b)	27,220,000	27,257,836
2.1% 11/12/21	12,355,000	12,561,730
2.8% 4/8/22	11,303,000	11,677,921
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.810% 1.0308% 1/22/21 (a)(b)	6,284,000	6,283,445
3.15% 1/22/21	20,424,000	20,486,497
3.375% 5/12/21	6,826,000	6,897,847
4.25% 2/4/21	5,879,000	5,911,698
E*TRADE Financial Corp. 2.95% 8/24/22	5,520,000	5,753,559
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.6114% 11/17/23 (a)(b)	16,800,000	16,813,608
0.627% 11/17/23 (a)	7,800,000	7,820,654
5.75% 1/24/22	9,385,000	9,961,115
Morgan Stanley:
3 month U.S. LIBOR + 1.180% 1.3984% 1/20/22 (a)(b)	11,783,000	11,800,214
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.784% 1/20/23 (a)(b)	22,579,000	22,641,421
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.9158% 6/10/22 (a)(b)	19,324,000	19,369,355
0.56% 11/10/23 (a)	11,540,000	11,548,001
2.5% 4/21/21	18,556,000	18,710,948
2.625% 11/17/21	9,635,000	9,842,177
3.125% 1/23/23	10,000,000	10,565,633
5.5% 7/28/21	6,768,000	6,993,591
5.75% 1/25/21	9,758,000	9,835,186
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6444% 11/1/21 (a)(b)	20,664,000	20,728,969
UBS AG London Branch 1.75% 4/21/22 (c)	14,179,000	14,439,665
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0041% 4/14/21 (a)(b)(c)	12,815,000	12,894,790
3% 4/15/21 (c)	7,698,000	7,773,938
		314,496,945
Consumer Finance - 5.9%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.8248% 11/5/21 (a)(b)	6,334,000	6,361,300
3 month U.S. LIBOR + 0.610% 0.8244% 8/1/22 (a)(b)	10,997,000	11,066,090
3 month U.S. LIBOR + 0.620% 0.8438% 5/20/22 (a)(b)	14,202,000	14,290,700
2.75% 5/20/22	17,201,000	17,768,652
3% 2/22/21	18,451,000	18,524,250
3.375% 5/17/21	22,884,000	23,149,912
3.7% 11/5/21	12,596,000	12,953,586
American Express Credit Corp.:
2.25% 5/5/21	9,684,000	9,751,467
2.7% 3/3/22	10,903,000	11,207,750
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8844% 7/30/21 (a)(b)(c)	6,005,000	5,903,616
3 month U.S. LIBOR + 0.950% 1.196% 6/1/21 (a)(b)(c)	8,161,000	8,075,363
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 0.3898% 1/8/21 (a)(b)	10,249,000	10,250,682
3 month U.S. LIBOR + 0.240% 0.4891% 3/12/21 (a)(b)	12,568,000	12,575,076
3 month U.S. LIBOR + 0.260% 0.5095% 9/10/21 (a)(b)	6,284,000	6,299,214
2.75% 3/15/22	3,246,000	3,347,521
2.875% 3/12/21	5,237,000	5,278,025
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3456% 8/13/21 (a)(b)	13,017,000	13,021,948
3 month U.S. LIBOR + 0.280% 0.5041% 4/13/21 (a)(b)	10,997,000	11,008,465
0.45% 7/22/22	12,460,000	12,511,985
1.15% 5/26/22	15,850,000	16,052,856
		229,398,458
Diversified Financial Services - 0.4%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.685% 6/25/21 (a)(b)(c)	6,523,000	6,538,199
BP Capital Markets America, Inc. 4.742% 3/11/21	9,223,000	9,335,336
		15,873,535
Insurance - 4.8%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7474% 9/20/21 (a)(b)(c)	7,573,000	7,565,418
Allstate Corp. 3 month U.S. LIBOR + 0.430% 0.6479% 3/29/21 (a)(b)	4,727,000	4,732,712
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	10,000,000	10,008,922
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 1.4179% 12/29/21 (a)(b)	7,527,000	7,530,187
3.5% 12/29/20	10,984,000	11,010,252
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.230% 0.4598% 1/8/21 (a)(b)(c)	12,568,000	12,571,795
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.58% 5/28/21 (a)(b)(c)	14,469,000	14,493,163
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6555% 1/13/23 (a)(b)(c)	15,072,000	15,141,783
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.850% 0.9356% 1/15/21 (a)(b)(c)	13,967,000	13,979,112
3.875% 4/11/22 (c)	4,000,000	4,191,641
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.635% 1/17/23 (a)(b)(c)	8,099,000	8,133,490
0.55% 7/13/22 (c)	17,297,000	17,372,788
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4886% 1/21/22 (a)(b)(c)	7,855,000	7,875,449
3 month U.S. LIBOR + 0.280% 0.5041% 1/10/23 (a)(b)(c)	12,954,000	12,975,957
3 month U.S. LIBOR + 0.320% 0.5523% 8/6/21 (a)(b)(c)	8,679,000	8,696,865
2% 4/13/21 (c)	12,490,000	12,569,846
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.7533% 6/28/21 (a)(b)(c)	15,993,000	16,039,841
Prudential Financial, Inc. 4.5% 11/16/21	3,590,000	3,733,424
		188,622,645

TOTAL FINANCIALS		1,832,453,980

HEALTH CARE - 3.3%
Biotechnology - 0.6%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8626% 11/21/22 (a)(b)	6,384,000	6,424,379
3.25% 10/1/22	14,429,000	15,063,966
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	1,563,000	1,568,617
		23,056,962
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.894% 6/6/22	7,970,000	8,243,242
Health Care Providers & Services - 0.7%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 0.8961% 9/17/21 (a)(b)	6,438,000	6,439,627
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9618% 3/9/21 (a)(b)	6,495,000	6,506,691
3.35% 3/9/21	6,384,000	6,437,495
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.5104% 6/15/21 (a)(b)	8,850,000	8,859,820
		28,243,633
Pharmaceuticals - 1.8%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 0.855% 6/25/21 (a)(b)(c)	18,805,000	18,848,063
3.5% 6/25/21 (c)	8,439,000	8,563,915
Bayer U.S. Finance LLC 3% 10/8/21 (c)	10,000,000	10,217,331
Bristol-Myers Squibb Co.:
2.55% 5/14/21	18,026,000	18,214,843
2.6% 5/16/22	12,718,000	13,147,797
		68,991,949

TOTAL HEALTH CARE		128,535,786

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	17,805,000	18,030,945
Industrial Conglomerates - 0.7%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.583% 8/8/22 (a)(b)	16,702,000	16,779,529
0.483% 8/19/22	11,071,000	11,087,607
		27,867,136
Machinery - 2.1%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4136% 11/12/21 (a)(b)	11,810,000	11,823,700
3 month U.S. LIBOR + 0.220% 0.4535% 1/6/22 (a)(b)	5,252,000	5,258,812
3 month U.S. LIBOR + 0.230% 0.4804% 3/15/21 (a)(b)	6,284,000	6,287,500
3 month U.S. LIBOR + 0.300% 0.548% 3/8/21 (a)(b)	13,833,000	13,842,720
0.95% 5/13/22	15,487,000	15,634,055
1.9% 9/6/22	5,300,000	5,449,333
2.65% 5/17/21	17,126,000	17,320,894
2.9% 3/15/21	6,429,000	6,475,225
		82,092,239

TOTAL INDUSTRIALS		127,990,320

INFORMATION TECHNOLOGY - 1.2%
IT Services - 0.7%
IBM Corp. 2.85% 5/13/22	14,723,000	15,274,798
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 0.4784% 1/20/21 (a)(b)	12,050,000	12,054,434
		27,329,232
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	17,874,000	18,092,118

TOTAL INFORMATION TECHNOLOGY		45,421,350

UTILITIES - 1.3%
Electric Utilities - 0.5%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.6023% 7/28/23 (a)(b)	9,286,000	9,289,691
Georgia Power Co. 2.4% 4/1/21	5,360,000	5,388,846
PPL Electric Utilities Corp. 0.000% x 3 month U.S. LIBOR 0.4751% 9/28/23 (a)(b)	4,027,000	4,030,414
		18,708,951
Gas Utilities - 0.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5774% 9/14/23 (a)(b)	2,073,000	2,073,616
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.625% 6/25/21 (a)(b)	11,265,000	11,287,305
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7761% 9/15/23 (a)(b)	5,803,000	5,812,319
DTE Energy Co. 0.55% 11/1/22	15,140,000	15,172,292
		32,271,916

TOTAL UTILITIES		53,054,483

TOTAL NONCONVERTIBLE BONDS
(Cost $2,439,131,621)		2,440,759,981

U.S. Government and Government Agency Obligations - 11.3%
U.S. Government Agency Obligations - 0.6%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.2656% 7/8/22 (a)(b)	13,071,000	13,094,703
Freddie Mac U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.130% 0.2132% 8/5/22 (a)(b)	8,562,000	8,570,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,665,163

U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.224% 4/30/21 (a)(b)	$35,976,900	$35,997,955
0.125% 5/31/22	69,799,000	69,790,820
0.125% 6/30/22	115,365,400	115,347,366
1.75% 12/31/20	54,986,600	55,059,168
1.75% 7/31/21	82,822,700	83,731,808
1.875% 11/30/21	59,699,700	60,744,445

TOTAL U.S. TREASURY OBLIGATIONS		420,671,562

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $442,303,228)		442,336,725

Asset-Backed Securities - 3.8%
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	$5,000,000	$5,155,242
CarMax Auto Owner Trust Series 2020-4:
Class A2, 0.31% 1/16/24	15,000,000	14,998,155
Class A3, 0.5% 8/15/25	5,827,000	5,842,432
GM Financial Consumer Automobile Receivables Trust Series 2020-4:
Class A2, 0.26% 11/16/23	15,000,000	14,999,423
Class A3, 0.38% 8/18/25	6,766,000	6,771,679
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (c)	7,642,000	7,649,489
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	10,000,000	10,000,501
Class A3, 0.38% 5/15/25	7,449,000	7,455,474
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1% 8/10/23 (a)(b)(c)	7,098,000	7,098,092
Santander Retail Auto Lease Trust Series 2020-B:
Class A2, 0.42% 11/20/23 (c)	10,000,000	10,012,217
Class A3, 0.57% 4/22/24 (c)	8,450,000	8,472,172
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	6,570,000	6,672,808
Series 2020-A:
Class A2, 0.27% 4/20/23	12,500,000	12,499,168
Class A3, 0.39% 1/22/24	10,316,000	10,314,055
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	5,830,000	5,934,969
Series 2020-B:
Class A2, 0.32% 9/15/23	10,533,000	10,534,073
Class A3, 0.45% 2/15/24	4,816,000	4,823,326
TOTAL ASSET-BACKED SECURITIES
(Cost $149,161,250)		149,233,275

Bank Notes - 4.4%
Capital One NA 2.95% 7/23/21	4,554,000	4,620,224
Citibank NA:
2.844% 5/20/22 (a)	$15,710,000	$15,896,862
2.85% 2/12/21	12,788,000	12,824,382
Fifth Third Bank, Cincinnati 2.25% 6/14/21	21,471,000	21,667,172
KeyBank NA 3.35% 6/15/21	7,400,000	7,524,831
PNC Bank NA 2.15% 4/29/21	12,232,000	12,306,487
Svenska Handelsbanken AB 3.35% 5/24/21	12,714,000	12,901,913
Truist Bank:
2.8% 5/17/22	24,385,000	25,224,656
2.85% 4/1/21	5,965,000	6,003,820
3.502% 8/2/22 (a)	100,000	102,091
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	6,158,000	6,261,275
3% 2/4/21	11,751,000	11,779,907
3.15% 4/26/21	3,142,000	3,171,102
3.45% 11/16/21	16,348,000	16,807,850
Wells Fargo Bank NA 3.625% 10/22/21	12,224,000	12,554,730
TOTAL BANK NOTES
(Cost $169,583,266)		169,647,302

Certificates of Deposit - 4.8%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3869% 7/15/21 (a)(b)	15,553,000	15,564,599
Credit Suisse AG yankee:
0.43% 7/14/21	15,710,000	15,727,584
0.47% 2/26/21	15,585,000	15,595,684
Goldman Sachs Bank U.S.A.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.250% 0.3275% 2/16/21 (a)(b)	15,600,000	15,605,878
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.430% 0.5083% 2/26/21 (a)(b)	15,600,000	15,613,379
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	16,400,000	16,400,321
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	16,400,000	16,399,997
0.29% 6/9/21	15,000,000	15,000,314
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	16,400,000	16,400,190
0.27% 5/10/21	14,000,000	14,000,811
0.34% 12/7/20	15,585,000	15,585,697
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	15,000,000	15,000,494
TOTAL CERTIFICATES OF DEPOSIT
(Cost $186,887,972)		186,894,948

Commercial Paper - 5.9%
Atlantic Asset Securitization Corp.:
0.34% 12/10/20 (Liquidity Facility Credit Agricole CIB)	15,585,000	15,583,802
0.35% 1/8/21 (Liquidity Facility Credit Agricole CIB)	15,600,000	15,597,025
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.4% 1/11/21 (c)	15,585,000	15,581,763
HSBC U.S.A., Inc.:
yankee 0.42% 8/23/21	15,000,000	14,953,671
0.38% 5/21/21	16,400,000	16,370,147
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	15,000,000	14,992,095
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	15,000,000	14,992,379
0.41% 12/21/20	15,585,000	15,583,982
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.3084% 7/20/21 (a)(b)	15,553,000	15,559,916
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.3595% 6/10/21 (a)(b)	16,370,000	16,379,395
TransCanada PipeLines U.S.A. Ltd. 0.3% 1/14/21 (c)	12,000,000	11,996,850
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3989% 7/14/21 (a)(b)	15,600,000	15,611,580
yankee:
0% 6/23/21	15,585,000	15,556,868
0.23% 2/22/21	15,585,000	15,576,782
0.25% 4/21/21	17,000,000	16,981,560
TOTAL COMMERCIAL PAPER
(Cost $231,306,908)		231,317,815

Master Notes - 0.4%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21 (a)(b)(d)
(Cost $16,000,000)	16,000,000	16,000,000
TOTAL MASTER NOTES
(Cost $16,000,000)		16,000,000
	Shares	Value

Money Market Funds - 7.2%
Fidelity Cash Central Fund 0.09% (e)
(Cost $282,276,945)	282,220,501	282,276,945
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,916,651,190)		3,918,466,991
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,332,850)
NET ASSETS - 100%		$3,912,134,141

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $504,324,105 or 12.9% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,000,000 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3451% 5/28/21	11/30/20	$16,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$767
Total	$767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as oftrade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to theFair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and proceduresapproved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments.When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in goodfaith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment typeand may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these proceduresare used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies andprocedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of theprocedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputsto valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in activemarkets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available).Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques usedto value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day andare categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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